Share Capital - Performance Share Units (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) shares year	Dec. 31, 2018 CAD ($) shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.97	1.95
Share-based compensation expense | $	$ (9)	$ (10)
Weighted average remaining contractual life of options outstanding (in years) | year	2.30
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	3
Liabilities from share-based payment transactions | $	$ 34	63
Share-based compensation expense | $	4	47
Payment for performance share units which vested in the year | $	$ 34	$ 24
Weighted average remaining contractual life of options outstanding (in years) | year	2	2
Performance Share Units, Beginning balance (in units)	11,606,644	8,361,918
Performance Share Units, Granted (in units)	7,673,960	6,108,430
Performance Share Units, Exercised (in units)	(2,429,816)	(1,354,316)
Performance Share Units, Forfeited (in units)	(2,532,146)	(1,509,388)
Performance Share Units, Ending balance (in units)	14,318,642	11,606,644
Performance Share Units, Vested (in units)	3,264,840	4,487,585